Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 205,966	£ 202,929
Assets classified at FVTPL	67	80
Total assets	273,948	267,076
Macro hedge of interest rate risk	79	738
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(730)	(785)
Financial assets	813	870
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,002	167,228
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	138	173
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	155	150
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	134	136
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	323	342
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
On-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	261,191	254,813
Net carrying amount	260,461	254,028
Intercompany balances (including joint ventures)	5,043	4,813
Other items	1,096	1,042
Adjusted net carrying amount	266,600	259,883
Assets classified at FVTPL	1,331	1,685
Non-financial assets	6,017	5,508
Total assets	273,948	267,076
Accrued interest	737	724
Macro hedge of interest rate risk	79	738
On-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	730	785
On-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	175,195	173,739
Net carrying amount	174,810	173,317
On-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	385	422
On-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,002	167,228
Net carrying amount	168,864	167,055
On-balance sheet | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	138	173
On-balance sheet | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,089	2,774
Net carrying amount	2,952	2,639
On-balance sheet | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,104	3,737
Net carrying amount	2,994	3,623
On-balance sheet | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	137	135
On-balance sheet | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	110	114
On-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,979	4,759
Net carrying amount	4,916	4,690
On-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
On-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,927	18,029
Net carrying amount	18,645	17,735
On-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	282	294
On-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	62,090	58,286
Net carrying amount	62,090	58,286
On-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	38,874	35,671
Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	83	85
Off-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,829	25,008
Off-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	42	37
Off-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,071	10,813
Off-balance sheet | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,560	10,868
Off-balance sheet | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,198	3,327
Off-balance sheet | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	18	15
Off-balance sheet | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	24	22
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Off-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,434	8,278
Off-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	41	48
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,611	2,385
Off-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0